Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000151790 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000151790 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000151790 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000151790 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000151790 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000151790 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000151790 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000151790 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000151790 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000151790 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000151790 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000151791 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000151791 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000151791 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000151791 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000151791 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000151791 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000151791 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000151791 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000151791 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000151791 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000151791 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000151792 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000151792 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000151792 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000151792 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000151792 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000151792 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000151792 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000151792 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000151792 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000151792 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000151792 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000070950 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070950 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000070950 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000070950 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000070950 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000070950 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000070950 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000070950 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000070950 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000070950 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000070950 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000070949 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070949 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000070949 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000070949 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000070949 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000070949 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000070949 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000070949 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000070949 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000070949 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000070949 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000135923 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135923 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000135923 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000135923 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000135923 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000135923 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000135923 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000135923 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000135923 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000135923 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135923 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000115556 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000115556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000115556 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000115556 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000115556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000115556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000115556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000115556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000115556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000115555 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115555 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000115555 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000115555 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000115555 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000115555 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000115555 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000115555 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000115555 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000115555 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000115555 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000145935 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000145935 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000145935 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000145935 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000145935 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000145935 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000145935 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000145935 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145935 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000145935 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000145935 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000076806 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076806 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000076806 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076806 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076806 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000076806 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000076806 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000076806 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000076806 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000076806 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076806 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000120477 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120477 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000120477 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120477 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120477 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000120477 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000120477 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000120477 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000120477 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000120477 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000120477 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000144286 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144286 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144286 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144286 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000144286 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000144286 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000144286 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000144286 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000144286 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000144286 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144286 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000124385 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000124385 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000124385 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000124385 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000124385 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000124385 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000124385 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000124385 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000124385 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000124385 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000124385 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000124386 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000124386 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000124386 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000124386 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000124386 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000124386 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000124386 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000124386 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000124386 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000124386 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000124386 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144292 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144292 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144292 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000144292 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000144292 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144292 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000144292 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000144292 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144292 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000144292 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000144292 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000115554 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000115554 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000115554 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000115554 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000115554 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000115554 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000115554 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000115554 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000115554 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000115554 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000115554 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000115553 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000115553 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000115553 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000115553 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000115553 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000115553 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000115553 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000115553 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000115553 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000115553 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000115553 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000145934 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000145934 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000145934 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000145934 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000145934 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000145934 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000145934 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000145934 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000145934 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000145934 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000145934 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000076804 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076804 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076804 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076804 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076804 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000076804 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000076804 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076804 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000076804 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000076804 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000076804 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000120475 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120475 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120475 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000120475 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000120475 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000120475 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000120475 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120475 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000120475 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000120475 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000120475 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144284 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144284 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000144284 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144284 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144284 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000144284 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000144284 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144284 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000144284 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000144284 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000144284 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000124381 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000124381 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000124381 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000124381 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000124381 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000124381 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000124381 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000124381 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000124381 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000124381 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000124381 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000124382 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000124382 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000124382 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000124382 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000124382 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000124382 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000124382 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000124382 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000124382 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000124382 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000124382 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000144290 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000144290 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144290 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000144290 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144290 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000144290 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000144290 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000144290 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000144290 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000144290 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000144290 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000076805 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076805 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076805 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000076805 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076805 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000076805 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000076805 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000076805 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000076805 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000076805 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076805 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000120476 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000120476 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000120476 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000120476 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000120476 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000120476 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000120476 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000120476 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000120476 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000120476 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120476 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000144285 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144285 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144285 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144285 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144285 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000144285 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000144285 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000144285 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000144285 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000144285 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144285 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000124383 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000124383 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000124383 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124383 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000124383 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000124383 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000124383 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000124383 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000124383 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000124383 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000124383 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000124384 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000124384 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000124384 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124384 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000124384 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000124384 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000124384 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000124384 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000124384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000124384 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000124384 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000144291 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144291 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144291 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144291 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000144291 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144291 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000144291 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144291 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000144291 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000144291 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000144291 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%